Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Prepaid software costs	$ 153,526	$ 59,855
Service trade	114,041	239,041
Employee receivable	12,863	800
Prepaid insurance costs	7,228	130,345
Prepaid commissions	96,206	31,504
Prepaid consulting costs		76,767
Prepaid advertising and marketing costs		29,133
Prepaid merchant fees	60,774	26,690
Prepaid data license and subscription costs		3,125
Other current assets	451	46,414
Total prepaid expenses and other current assets	$ 445,089	$ 643,674